Equity and Share-Based Payments (Details) $ / shares in Units, $ in Thousands, £ in Millions		6 Months Ended		12 Months Ended
	Feb. 07, 2023 USD ($) $ / shares shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2023 GBP (£) $ / shares shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 GBP (£)
Equity and Share-Based Payments (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.0001
Share capital amount (in Dollars) | $	$ 435,500
Percentage of voting approval	95.00%
Exercise price per share (in Dollars per share) | $ / shares			$ 230	$ 230
Number of shares		38,764,228	38,764,228	768,797,693	38,764,228
Adjusted for reverse stock split				38,439,885
Share-based payment charge (in Pounds) | £		£ 1.8	$ 1.8			£ 35.1
Cancellation of shares amount (in Pounds) | £		£ 8.1
Number of options outstanding		3,667,396	3,667,396	3,152,072	3,667,396
Class A Ordinary Shares [Member]
Equity and Share-Based Payments (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.002
Authorized share divided	165,000,000
Class B Ordinary Shares [Member]
Equity and Share-Based Payments (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.002
Authorized share divided	2,500,000
Class C ordinary shares [Member]
Equity and Share-Based Payments (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.002
Authorized share divided	50,000,000
Preference Shares [Member]
Equity and Share-Based Payments (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.002
Authorized share divided	250,000
Class A Shares issuable upon Convertible Notes conversion [Member] | Top of range [member]
Equity and Share-Based Payments (Details) [Line Items]
Post reverse stock split		200
Principal amount (in Dollars) | $					$ 1,000
Class A Shares issuable upon Convertible Notes conversion [Member] | Bottom of range [member]
Equity and Share-Based Payments (Details) [Line Items]
Post reverse stock split		10
Principal amount (in Dollars) | $					$ 1,000